Revenue- Summary of Contract Assets and Liabilities Recognised (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018
Contract assets
Contract assets, Current	£ 1,353	£ 1,417
Contract assets, Non-current	249	198
Contract assets	1,602	1,615
Contract liabilities
Contract liabilities, Current	1,225	1,406
Contract liabilities, Non-current	200	87
Contract liabilities	£ 1,425	£ 1,493